Deferred income	12 Months Ended
Jun. 30, 2021
Deferred income
Deferred income

29 Deferred income

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Deferred income from depositary bank
Non-current portion	—	20,005
Current portion	—	6,060
	—	26,065

The Company received an initial payment of USD4,690,000 (equivalent to RMB30,995,000) from depositary bank in December 2020, in connection with the establishment and maintenance of depositary receipt. The amount was amortized using the straight-line method over a five-year arrangement period. During the year ended June 30, 2021, the Company recorded RMB4,274,000 in other income.